Cover	Aug. 16, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Central Index Key	0001751788
Entity Tax Identification Number	30-1128146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
0.500% Notes due March 15, 2027
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due March 15, 2027
Trading Symbol	DOW /27
Security Exchange Name	NYSE
1.125% Notes due March 15, 2032
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due March 15, 2032
Trading Symbol	DOW /32
Security Exchange Name	NYSE
1.875% Notes due March 15, 2040
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due March 15, 2040
Trading Symbol	DOW /40
Security Exchange Name	NYSE
4.625% Notes due October 1, 2044
Entity Information [Line Items]
Title of 12(b) Security	4.625% Notes due October 1, 2044
Trading Symbol	DOW /44
Security Exchange Name	NYSE
Dow Chemical Co [Member]
Entity Information [Line Items]
Entity File Number	001-03433
Entity Registrant Name	The Dow Chemical Company
Entity Tax Identification Number	38-1285128
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000